NON-CONTROLLING INTEREST	12 Months Ended
Dec. 31, 2022
NON-CONTROLLING INTEREST
NON-CONTROLLING INTEREST

16. NON-CONTROLLING INTEREST

On September 15, 2021, the Company, Emeren Group Ltd, received contributions from selling 49% of certain Company subsidiaries shares to non-controlling interest holders of subsidiaries, Eiffel Energy Transition Fund S.L.P, with consideration of $2,118,240. Net proceeds are used for capital expenditures to construct solar energy projects.